Babson Capital Corporate Investors

Report for the

Three Months Ended March 31, 2012

Adviser Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189 Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Transfer Agent & Registrar DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374 Internet Website www.babsoncapital.com/mci

Counsel to the Trust	Babson Capital Corporate Investors c/o Babson Capital Management LLC 1500 Main Street, Suite 2200 Springfield, Massachusetts 01115 (413) 226-1516
Ropes & Gray LLP Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q
Babson Capital Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http:// www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mci; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mci; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Corporate Investors

TO OUR SHAREHOLDERS

April 30, 2012

We are pleased to present the March 31, 2012 Quarterly Report of Babson Capital Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on May 18, 2012 to shareholders of record on May 7, 2012. The Trust paid a 30 cent per share dividend for the preceding quarter (plus a special year-end dividend of 15 cents per share). The Trust earned 32 cents per share of net investment income for the first quarter of 2012, compared to 28 cents per share in the previous quarter.

During the first quarter, the net assets of the Trust increased to $247,683,642 or $12.95 per share compared to $241,943,534 or $12.69 per share on December 31, 2011. This translates into a 2.1% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 10.2%, 17.0%, 8.0%, 12.5%, and 12.7% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 7.7% during the quarter, from $17.99 per share as of December 31, 2011 to $16.61 per share as of March 31, 2012. The Trust’s market price of $16.61 per share equates to a 28.3% premium over the March 31, 2012 net asset value per share of $12.95. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 12.9%, 13.6% and 11.1%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 12.4% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 5.3% for the quarter.

The Trust closed six new private placement investments and two “follow-on” investments in existing portfolio companies during the first quarter. The six new investments were in Church Services Holding Company, ELT Holding Company, Healthcare Direct Holding Company, HGGC Citadel Plastics Holdings, RM Holding Company and Safety Infrastructure Solutions, while the two follow-on investments were in FCX Holdings Corporation and FGI Equity LLC. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $13.3 million.

U.S. middle market buyout activity was down substantially in the first quarter of 2012 compared to the first quarter of 2011. While the first quarter is typically a slow period for buyout activity, the fall-off in volume versus the prior year was a surprise to most market participants. In light of the market slowdown, we were pleased to be able to add the six new platform investments and two “follow-on” investments noted above to the Trust’s portfolio during the quarter. Many market participants expect deal flow to improve throughout the rest of the year, due to factors such as an abundant supply of debt and equity capital, and the proposed changes in capital-gains tax rates due to be enacted in 2013. Our deal flow has remained steady into the second quarter of 2012 and we are optimistic it will remain strong throughout the rest of 2012. Leverage multiples are starting to become a bit of a concern as the scarcity of deal flow has led some lenders to offer higher leverage levels and more aggressive pricing as a way to win deals. We think that is a flawed approach. Instead, we will maintain the same discipline and investment philosophy, based on taking prudent levels of risk and getting paid appropriately for the risks taken, that has served us well for so many years.

(Continued)

We are pleased with the continued improvement in the operating performance of most of our portfolio companies in the first quarter of 2012. Realization activity for the Trust also remains strong. We had three companies sold for nice gains in the first quarter, Milwaukee Gear Company, REI Delaware Holding, Inc., and Savage Sports Holdings, Inc. We have a healthy backlog of companies in the process of being sold and expect 2012 to be a good year for realizations. Refinancing activities, in which the Trust’s subordinated note holdings are fully or partially prepaid, continues at a high level, as companies seek to take advantage of lower interest rates and credit availability. As mentioned in prior reports, strong realization and refinancing activity is a double-edged sword, as the resulting loss of income-producing investments could adversely impact the Trust’s ability to sustain its dividend level. We have been fortunate that our new investment activity in recent periods has been strong and has had a positive impact on net investment income. We will need to maintain a robust level of new investment activity in the face of expected high levels of realization and refinancing activity.

Thank you for your continued interest in and support of Babson Capital Corporate Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES March 31, 2012 (Unaudited)	Babson Capital Corporate Investors

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $253,156,358)	$231,732,822
Corporate restricted securities at market value
(Cost - $7,598,946)	7,774,306
Corporate public securities at market value
(Cost - $23,059,528)	23,645,146
Short-term securities at amortized cost	7,999,072
Total investments (Cost - $291,813,904)	271,151,346
Cash	6,216,762
Interest receivable	2,544,706
Other assets	75,535
Total assets	279,988,349
Liabilities:
Note payable	30,000,000
Deferred tax liability	1,101,499
Investment advisory fee payable	774,011
Interest payable	202,400
Accrued expenses	226,797
Total liabilities	32,304,707
Total net assets	$247,683,642
Net Assets:
Common shares, par value $1.00 per share	$19,125,136
Additional paid-in capital	109,094,912
Retained net realized gain on investments, prior years	127,807,139
Undistributed net investment income	8,940,514
Accumulated net realized gain on investments	4,479,998
Net unrealized depreciation of investments	(21,764,057)
Total net assets	$247,683,642
Common shares issued and outstanding (23,718,670 authorized)	19,125,136
Net asset value per share	$12.95

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the three months ended March 31, 2012
(Unaudited)

Investment Income:
Interest	$6,862,188
Dividends	516,642
Other	99,541
Total investment income	7,478,371
Expenses:
Investment advisory fees	774,011
Interest	396,295
Trustees’ fees and expenses	120,000
Professional fees	67,885
Reports to shareholders	27,000
Custodian fees	8,400
Other	15,278
Total expenses	1,408,869
Investment income - net	6,069,502
Net realized and unrealized gain/loss on investments:
Net realized gain on investments before taxes	2,461,727
Income tax expense	(175)
Net realized gain on investments after taxes	2,461,552
Net change in unrealized depreciation of investments before taxes	(3,611,423)
Net change in deferred income tax expense	(107,764)
Net change in unrealized depreciation of investments after taxes	(3,719,187)
Net loss on investments	(1,257,635)
Net increase in net assets resulting from operations	$4,811,867

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS For the three months ended March 31, 2012 (Unaudited)	Babson Capital Corporate Investors

Net decrease in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(3,733,485)
Purchases of portfolio securities	(15,914,343)
Proceeds from disposition of portfolio securities	21,990,962
Interest, dividends and other income received	6,110,899
Interest expense paid	(396,000)
Operating expenses paid	(988,577)
Income taxes paid	(175)
Net cash provided by operating activities	7,069,281
Cash flows from financing activities:
Cash dividends paid from net investment income	(8,581,595)
Receipts for shares issued on reinvestment of dividends	928,241
Net cash used for financing activities	(7,653,354)
Net decrease in cash	(584,073)
Cash - beginning of year	6,800,835
Cash - end of period	$6,216,762
Reconciliation of net increase in net assets to net
cash provided by operating activities:
Net increase in net assets resulting from operations	$4,811,867
Decrease in investments	1,896,870
Decrease in interest receivable	129,130
Decrease in other assets	99,358
Increase in deferred tax liability	107,764
Increase in investment advisory fee payable	17,937
Increase in interest payable	295
Increase in accrued expenses	6,060
Total adjustments to net assets from operations	2,257,414
Net cash provided by operating activities	$7,069,281

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the three months ended 03/31/2012(Unaudited)	For the year ended 12/31/2011

Increase in net assets:
Operations:
Investment income - net	$6,069,502	$24,417,226
Net realized gain on investments after taxes	2,461,552	848,378
Net change in unrealized depreciation of investments after taxes	(3,719,187)	2,341,410
Net increase in net assets resulting from operations	4,811,867	27,607,014
Increase from common shares issued on reinvestment of dividends
Common shares issued (2012 - 54,926; 2011 - 156,934)	928,241	2,426,607
Dividends to shareholders from:
Net investment income (2012 - $0.00 per share; 2011 - $01.34 per share)	-	(25,488,812)
Net realized gains (2012 - $0.00; 2011 - $0.01 per share)	-	(186,150)
Total increase in net assets	5,740,108	4,358,659

Net assets, beginning of year	241,943,534	237,584,875

Net assets, end of period/year (including undistributed net investment
income of $8,940,514 and $2,871,012, respectively)	$247,683,642	$241,943,534

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS Selected data for each share of beneficial interest outstanding:	Babson Capital Corporate Investors

	For the three months ended 03/31/2012		For the years ended December 31,
	(Unaudited)(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)

Net asset value:
Beginning of year	$12.69		$12.56	$11.45	$11.17	$13.60	$13.76
Net investment income (b)	0.32		1.29	1.13	1.03	1.16	1.28
Net realized and unrealized
gain (loss) on investments	(0.07)		0.17	1.06	0.33	(2.51)	(0.17)
Total from investment operations	0.25		1.46	2.19	1.36	(1.35)	1.11
Dividends from net investment
income to common shareholders	-		(1.34)	(1.08)	(1.08)	(1.08)	(1.29)
Dividends from net investment
income to common shareholders	-		(0.01)	-	-	-	-
Increase from dividends reinvested	0.01		0.02	0.00(c )	0.00(c )	0.00(c )	0.02
Total dividends	0.01		(1.33)	(1.08)	(1.08)	(1.08)	(1.27)
Net asset value: End of period/year	$12.95		$12.69	$12.56	$11.45	$11.17	$13.60
Per share market value:
End of period/year	$16.61		$17.99	$15.28	$12.55	$9.63	$15.10
Total investment return
Net asset value (d)	2.05%		12.00%	19.81%	12.64%	(10.34% )	8.72%
Market value (d)	(7.67%	)	27.92%	31.73%	39.89%	(30.44% )	(8.78% )
Net assets (in millions):
End of period/year	$247.68		$241.94	$237.58	$214.44	$208.14	$251.16
Ratio of operating expenses
to average net assets	1.66%(f)		1.62%	1.60%	1.58%	1.49%	1.55%
Ratio of interest expense
to average net assets	0.65%(f)		0.64%	0.70%	0.75%	0.67%	0.59%
Ratio of income tax expense
to average net assets (e)	0.00%(f)		0.16%	0.27%	0.00%	0.00%	0.35%
Ratio of total expenses
to average net assets	2.31%(f)		2.42%	2.57%	2.33%	2.16%	2.49%
Ratio of net investment income
to average net assets	9.96%(f)		9.91%	9.46%	9.06%	9.01%	9.17%
Portfolio turnover	6%		21%	39%	23%	32%	35%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$30

Asset coverage per $1,000
of indebtedness	$9,256	$9,065	$8,919	$8,148	$7,938	$9,372

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities - 96.70%: (A)

Private Placement Investments - 93.56%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	$323,077	$244,565
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	122,282
* 11/10/09 and 11/18/09.			443,068	366,847

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,653,766	11/21/07	2,622,751	2,653,766
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	320,757
			2,847,546	2,974,523

A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	588,303
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	529,474
			266,771	1,117,777

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,065,362	2,341,364
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	541,802
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	365,139
* 10/09/09 and 10/27/10.			2,744,405	3,248,305

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	661,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	1,031 shs.	12/27/07	$510,000	$1,178,104
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	60,002
			550,800	1,238,106
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$813,750	03/09/07	809,423	813,750
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,188,865	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	587,871
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	148,067
			2,372,315	2,809,688
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,075,505	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	125,205
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	89,047
			1,298,181	1,354,569
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,130,441	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	610,032
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	283,290
Common Class B Unit (B)	30,420 uts.	01/22/04	1	55,815
Common Class D Unit (B)	6,980 uts.	09/12/06	1	12,807
* 01/22/04 and 06/09/08.			3,605,369	4,149,439
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,912,500	04/28/09	1,727,709	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	414,680
Common Stock (B)	1,366 shs.	04/28/09	1,366	184,819
			2,035,582	2,511,999

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,267,016	12/21/11	$2,208,408	$2,267,975
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	79,340
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	618,665
			2,958,408	2,965,980

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,990,935	05/18/05	1,823,261	1,294,108
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,294,108

Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$750,857	09/30/10	735,753	750,857
13% Senior Subordinated Note due 2017	$853,714	09/30/10	774,053	862,251
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	125,682
Limited Liability Company Unit Class B (B)	70,765 uts.	09/30/10	70,765	96,077
			1,673,142	1,834,867

Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-ofsale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,945,304	07/27/10	1,868,416	1,984,210
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	194,118
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	33,666
			2,264,440	2,606,494

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,227,029	570,398
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	-
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	-
			2,587,538	570,398

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$422,365	08/07/08	$418,429	$422,365
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	707,202	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	78,946
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	62,074
			1,256,576	1,314,257

Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,190,167
*12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,176,704	01/19/11	2,060,732	2,184,518
Common Stock (B)	1,125 shs.	01/19/11	112,500	92,077
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	72,378
			2,260,982	2,348,973

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,200,000	03/26/12	1,158,851	1,197,629
Common Stock (B)	3,000 shs.	03/26/12	300,000	285,000
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	2
			1,476,071	1,482,631

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$2,400,000	12/02/08	2,287,972	2,400,000
Preferred Stock (B)	277 shs.	12/02/08	276,900	361,733
			2,564,872	2,761,733

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,134,217	1,214,286
Common Stock (B)	607 shs.	10/10/08	60,714	57,961
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	89,172
			1,286,002	1,361,419

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,310,786
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	12,447
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	9,004
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	101,179
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	166
			1,627,594	1,433,582

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,288,175
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	674,832
Common Stock (B)	718 shs.	07/05/07	7	-
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	1,963,007

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$2,643,438	08/04/05	2,643,438	2,643,438
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	677,761
			2,780,604	3,321,199

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,147,162	2,213,798
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,596,988	2,213,798

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,960,697	2,158,322
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	101,067
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	73,843
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,574,245	2,333,232

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2017	$2,690,423	10/21/11	$2,639,700	$2,688,369
Limited Liability Company Unit Class A (B)	33,333 uts.	10/21/11	333,333	292,981
			2,973,033	2,981,350

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$270,000	11/01/06	268,822	269,699
13% Senior Subordinated Note due 2014	$855,000	11/01/06	811,151	853,310
Common Stock (B)	180,000 shs.	11/01/06	180,000	27,728
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	8,706
			1,338,133	1,159,443

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,415,649	01/08/08	2,387,836	2,415,649
Common Stock (B)	660 shs.	01/08/08	329,990	426,980
			2,717,826	2,842,629

E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	47,946

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,534,031	2,748,454
Common Stock (B)	150 shs.	02/01/10	150,000	134,009
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	319,521
			3,005,331	3,201,984

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,731,818	03/01/12	2,677,619	2,703,263
Common Stock (B)	122 shs.	03/01/12	272,727	259,105
			2,950,346	2,962,368

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$2,344,883	10/06/08	$2,318,823	$2,344,883
14% Senior Subordinated Note due 2017	$638,527	03/02/12	625,923	632,855
Preferred Stock Series A (B)	441 shs.	*	44,100	59,650
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	587,165
Common Stock (B)	3,069 shs.	10/06/08	3,069	37,747
* 12/30/10 and 07/01/11.			3,425,989	3,662,300

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,622,316	09/27/10	2,580,258	2,674,762
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	510,076
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	114,454
			3,092,454	3,299,292

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

14.25% Senior Subordinated Note due 2016	$2,665,590	12/15/10	2,602,241	2,718,902
14.25% Senior Subordinated Note due 2016	$661,279	02/29/12	661,268	655,673
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	701,062
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	87,892
			3,707,734	4,163,529

F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,078,645	12/20/10	2,968,557	3,154,370
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	99,419
			3,064,613	3,253,789

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	459,192
14% Senior Subordinated Note due 2013 (D)	$555,059	04/13/06	509,089	-
			1,417,428	459,192

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,826,877	3,060,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	-
			2,967,752	3,060,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	$1,772,199	$-
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	342,550
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	342,550

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,284,565	1,390,795
Common Stock (B)	115 shs.	11/14/11	115,385	79,037
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	56,584
			1,476,738	1,526,416

Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,097,505	03/09/12	2,055,811	2,080,999
Common Stock (B)	1,552 shs.	03/09/12	155,172	147,413
			2,210,983	2,228,412

HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$2,697,581	02/29/12	2,644,031	2,669,403
Common Stock (B)	302 shs.	02/29/12	302,419	287,299
			2,946,450	2,956,702

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	$62,742	$123,138
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	391,553
* 06/30/04 and 08/19/04.			262,243	514,691

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$2,863,626	08/19/08	2,732,688	2,720,444
Common Stock (B)	474 shs.	08/19/08	474,419	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	-
			3,320,880	2,720,444

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$2,739,043	10/27/11	2,686,703	2,740,225
Common Stock (B)	279 shs.	10/27/11	278,561	287,252
			2,965,264	3,027,477
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	494,905

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	2,335,431	1,275,000
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,522,115	1,275,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	$2,174,097	$2,265,417
Preferred Stock A (B)	495 shs.	12/20/10	495,000	-
Preferred Stock B (B)	0.17 shs.	12/20/10	-	-
Common Stock (B)	100 shs.	12/20/10	5,000	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			2,991,028	2,265,417

Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$2,608,696	12/23/11	2,557,739	2,614,331
Preferred Stock Series A (B)	305 shs.	12/23/11	289,733	247,101
Preferred Stock Series B (B)	86 shs.	12/23/11	82,006	69,938
Common Stock (B)	391 shs.	12/23/11	19,565	-
			2,949,043	2,931,370

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,414,253	04/12/11	4,078,094	4,414,253
Common Stock (B)	134,210 shs.	05/25/06	134,210	47,650
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	29,240
			4,283,838	4,491,143

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,694,958	12/10/10	2,648,430	2,691,901
Common Stock (B)	698,478 shs.	12/10/10	698,478	371,856
			3,346,908	3,063,757

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
6% Senior Subordinated Note due 2015	$2,549,767	07/16/08	$2,412,404	$2,422,279
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	-
			3,031,817	2,605,689

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	2,530,336
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	-
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	2,530,336

LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$2,732,510	08/15/11	2,681,587	2,781,627
Common Stock (B)	283 shs.	08/15/11	283,019	253,600
			2,964,606	3,035,227

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$1,264,386	09/12/08	1,200,432	1,264,386
Common Stock (B)	61 shs.	09/12/08	60,714	77,450
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	83,650
			1,326,717	1,425,486

Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	408,153
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	57,137
* 05/04/07 and 01/02/08.			357,495	465,290

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	$1,126,799	$1,259,914
15% Senior Subordinated Note due 2018	$318,857	10/05/10	313,325	318,857
Common Stock (B)	106 shs.	10/05/10	106,200	189,566
Common Stock Class B (B)	353 shs.	01/15/10	352,941	629,995
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	557,542
			2,183,003	2,955,874

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,326,976	09/20/11	1,301,907	1,338,152
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	136,162
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	13,684
			1,481,907	1,487,998

MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,083,743	3,419,536
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,368,218
Common Stock (B)	487 shs.	03/01/11	48,677	160,020
Common Stock (B)	458 shs.	09/07/10	45,845	150,491
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	101,861
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	380,499
* 09/07/10 and 03/01/11.			3,741,502	5,580,625

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,190,084	08/29/08	1,098,105	1,190,084
Preferred Unit (B)	126 uts.	08/29/08	125,519	122,679
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	-
Common Unit Class B (B)	472 uts.	08/29/08	120,064	-
			1,344,956	1,312,763

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	$103,255	$142,601
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	457,634
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	31,770
			525,506	632,005

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

14% Senior Subordinated Note due 2018	$1,103,774	09/22/11	1,082,828	1,111,323
Limited Liability Company Unit Series B (B)	396,226 uts.	09/22/11	396,226	435,364
			1,479,054	1,546,687

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	671,403
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	671,403

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	-

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,783,876	11/30/10	2,738,348	2,839,554
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	338,944
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	30,735
			2,738,348	3,209,233

NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,946,587	02/02/07	$1,764,746	$1,557,270
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	-
* 12/18/08 and 09/30/09.			3,186,429	1,557,270

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	259,422

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,333,413	1,462,123
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	56,746
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	114,967
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	40,653
			1,489,929	1,674,489

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,402,656	2,793,509
Limited Partnership Interest (B)	3,287 uts.	*	328,679	85,814
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	128,460
* 07/09/09 and 08/09/10.			3,223,351	3,007,783

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,456,175	2,681,432
Common Stock (B)	377 shs.	*	377,399	251,018
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	117,235
* 02/02/11 and 06/30/11.			2,992,535	3,049,685

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Common Stock (B)	312,500 shs.	01/28/02	$312,500	$450,260
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	350,443
			474,545	800,703
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	1,233,442	1,323,677
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	80,732
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	45,396
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,493,912	1,449,805

OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	322,307 shs.	01/03/06	322,307	742,896
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	75,378 shs.	01/03/06	62,824	173,741
			385,131	916,637

Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,564,276
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	264,105
			742,916	1,828,381

P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	3,008,156	12/21/10	2,945,747	3,038,131
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	542,180
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,311,965	3,580,311

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,784,217	12/20/10	2,737,176	2,767,321
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	214,310
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	214,310
			3,058,605	3,195,941

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$1,393,591	04/27/07	$1,359,161	$487,757
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,688
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,502,082	567,445
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2015	$1,593,750	12/19/00	1,589,925	1,593,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	641
			1,855,550	1,594,391

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,615,917	06/03/10	1,599,980	1,632,076
3% Senior Subordinated PIK Note due 2014	$2,283,699	10/02/06	2,057,261	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	170,077
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	17,572
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,056,187
			4,292,527	5,159,611

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$1,780,638	02/11/08	1,681,063	1,780,638
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	192,080
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	390,771
			2,026,380	2,363,489

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,642,859	11/12/09	$2,441,009	$2,695,716
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	192,986
			2,644,953	2,888,702
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	477,723
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	509,491
			731,885	987,214

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,411,274	12/15/06	1,357,582	1,411,274
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	120,878
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	57,004
			1,771,875	1,589,156

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	1,297,485	1,383,757
Common Stock (B)	1,108 shs.	02/09/12	11	10
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	113,085
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	363
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	212
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	-	6
			1,473,675	1,497,433

Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$531,250	11/14/03	522,644	531,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	42,301
			645,590	573,551

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$1,968,750	03/30/12	$1,939,236	$1,967,980
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	239,170
Common Stock (B)	2,949 shs.	03/30/12	29,492	28,017
			2,220,486	2,235,167
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	-

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,105,066	2,223,076
Limited Liability Company Unit (B)	619 uts.	*	631,592	556,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	141,043
* 08/31/07 and 03/06/08.			2,901,427	2,920,869

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,642,013	11/12/10	2,511,831	2,610,997
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	220,369
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	102,260
Common Stock (B)	19,737 shs.	11/12/10	19,737	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	-
			3,009,131	2,933,626

SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$2,745,478	12/01/11	2,692,520	2,747,834
Common Stock (B)	2,727 shs.	12/01/11	272,727	284,604
			2,965,247	3,032,438

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$2,267,934	12/15/09	2,000,712	2,154,538
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	20,012
			2,227,821	2,174,550

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$2,348,591	10/23/08	$2,246,958	$2,348,591
Common Stock (B)	30,000 shs.	10/23/08	300,000	349,155
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	128,652
			2,647,608	2,826,398

Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2015	$1,492,683	08/01/06	1,451,373	1,492,683
Common Stock (B)	311 shs.	08/01/06	310,976	434,780
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	144,801
			1,855,642	2,072,264

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states, Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,824,161	07/01/11	2,772,406	2,804,734
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	122,752
			3,000,543	2,927,486

Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,144,624	12/14/10	2,984,248	2,987,393
Common Stock (B)	115 shs.	12/14/10	114,504	13,206
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	12,889
			3,210,499	3,013,488

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$2,669,209	09/02/08	2,543,068	2,669,209
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	71,227
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,668,284	2,740,436

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	$88,054	$319,134

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	-
6.9% Term Note due 2012 (C)	$1,319,316	05/31/11	1,319,316	1,187,385
Common Stock Class B	55 shs.	*	6,254	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06.			2,717,819	1,187,385
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	2,147,354	-
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	-

Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,670,231	1,790,736
Common Stock (B)	209 shs.	10/31/07	208,589	50,550
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	22,824
			1,966,427	1,864,110

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	2,698,170	2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	598,791
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	422,005
			3,697,002	3,732,796

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	$2,137,368	$2,194,064
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	-
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,339,294	2,194,064

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	217,254
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	-
			318,059	217,254

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2016	$893,998	04/30/04	880,062	893,997
Common Stock (B)	182 shs.	04/30/04	182,200	116,114
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	146,844
			1,273,998	1,156,955

U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	727,217

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$753,529	05/17/07	751,351	728,832
13% Senior Subordinated Note due 2014	$648,530	05/17/07	619,536	616,569
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,621,990	1,345,401

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated Note due 2012	$196,330	10/29/09	$195,435	$190,452
5% Senior Subordinated PIK Note due 2012 (D)	$850,000	06/30/07	741,532	841,967
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	658,878
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,681,754	1,691,297

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	-
			1,916,412	1,549,125

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	2,774,151	3,045,000
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	259,169
Common Stock (B)	1,058 shs.	06/08/10	1,058	129,962
			2,986,133	3,434,131

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,207,268	2,431,233
Common Stock (B)	616 shs.	12/16/10	616,438	549,771
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	147,726
			2,971,709	3,128,730

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	-
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,576,273	11/03/11	$2,526,908	$2,559,039
Common Stock (B)	4,500 shs.	11/03/11	450,000	331,024
			2,976,908	2,890,063

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015	$2,376,501	09/08/08	2,315,355	2,376,501
Common Stock (B)	283 shs.	09/08/08	283,333	476,763
			2,598,688	2,853,264

Total Private Placement Investments (E)			$253,156,358	$231,732,822

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 3.14%:

Bonds - 3.09%
Arch Coal, Inc.	7.000%	06/15/19	$150,000	$150,000	$138,375
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	262,500
Calpine Corporation	7.500	02/15/21	750,000	771,149	800,625
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,828	57,780
Community Choice Financial, Inc.	10.750	05/01/19	505,000	515,362	493,006
First Data Corporation	7.375	06/15/19	850,000	853,233	865,938
FMG Resources	7.000	11/01/15	750,000	776,325	765,000
Georgia Gulf Corporation	9.000	01/15/17	190,000	193,948	210,900
Hilcorp Energy Company	7.625	04/15/21	725,000	693,471	783,000
International Automotive Component	9.125	06/01/18	375,000	375,000	326,250
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,600
Northern Tier Energy LLC	10.500	12/01/17	675,000	703,574	735,750
Pittsburgh Glass Works, LLC	8.500	04/15/16	70,000	70,000	69,650
Reynolds Group Escrow, LLC	7.750	10/15/16	750,000	793,325	793,125
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,193	367,200
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,693	70,875
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,836	875,600
Total Bonds				7,553,937	7,655,174

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.04%
Ally Financial			143	45,009	119,132
TherOX, Inc. (B)			103	-	-
Total Preferred Stock				45,009	119,132

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	-	-
Total Common Stock				-	-

Total Rule 144A Securities				7,598,946	7,774,306

Total Corporate Restricted Securities				$260,755,304	$239,507,128

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Corporate Public Securities -9.55%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Bonds - 9.37%
Affinia Group, Inc.	9.000%	11/30/14	$50,000	$49,121	$50,500
Alere, Inc.	9.000	05/15/16	700,000	741,526	729,750
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	640,963	774,375
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	819,375
B E Aerospace, Inc.	6.875	10/01/20	850,000	870,702	930,750
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	480,480	500,000
Calumet Specialty Products Partners L.P.	9.375	05/01/19	750,000	697,941	780,000
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	769,909	804,375
Chaparral Energy, Inc.	8.875	02/01/17	1,000,000	995,097	1,045,000
Chemtura Corporation	7.875	09/01/18	500,000	529,531	537,500
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,255	63,150
Cooper-Standard Automotive	8.500	05/01/18	750,000	799,291	806,250
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,225	239,063
Energy Future Holdings	10.000	01/15/20	400,000	403,248	434,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	111,000
Evertec, Inc.	11.000	10/01/18	585,000	603,649	636,188
Fidelity National Information	7.875	07/15/20	125,000	125,000	138,750
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	349,200
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,047,437	1,033,750
Headwaters, Inc.	7.625	04/01/19	850,000	850,227	826,625
Health Management Association	6.125	04/15/16	750,000	773,069	784,688
Huntington Ingalls Industries	7.125	03/15/21	750,000	780,373	803,438
Inergy, L.P.	7.000	10/01/18	200,000	200,000	195,000
Landry’s Restaurants, Inc.	11.625	12/01/15	165,000	174,113	183,769
Libbey Glass, Inc.	10.000	02/15/15	113,000	116,666	120,769
Mediacom Broadband LLC	8.500	10/15/15	750,000	767,339	772,500
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	82,406
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,124	187,688
NRG Energy, Inc.	8.500	06/15/19	750,000	774,304	755,625
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	305,572	308,250
Precision Drilling Corporation	6.625	11/15/20	750,000	774,088	785,625
Pregis Corporation	12.375	10/15/13	1,000,000	995,133	1,005,600
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,008,115	1,077,563
Quiksilver, Inc.	6.875	04/15/15	315,000	298,950	316,575
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,569	140,938
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,027,215	892,500
Tekni-Plex, Inc.	8.750	11/15/13	579,000	580,703	496,493
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	799,218	768,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Public Securities - (A) (Continued)	Rate	Date	Amount	Cost	Value

Tomkins, Inc.	9.250%	10/01/18	$297,000	$297,000	$328,928
Trimas Corporation	9.750	02/01/15	75,000	73,806	82,875
Tutor Perini Corporation	7.625	11/01/18	700,000	720,259	707,000
United Rentals, Inc.	10.875	06/15/16	125,000	122,447	141,563
Venoco, Inc.	8.875	02/15/19	500,000	509,511	457,500
Visteon Corporation	6.750	04/15/19	200,000	200,000	203,000
Total Bonds				22,768,176	23,208,644

Common Stock - 0.18%
Bally Total Fitness Holding Corporation (B) (F)			29	2	5
Chase Packaging Corporation (B)			9,541	-	477
Intrepid Potash, Inc. (B)			365	11,680	8,880
Nortek, Inc. (B)			175	1	7,698
Rue21, Inc. (B)			650	12,350	19,071
Supreme Industries, Inc. (B)			125,116	267,319	400,371
Total Common Stock				291,352	436,502

Total Corporate Public Securities				$23,059,528	$23,645,146

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 3.23%
Glencore Funding LLC	0.550%	04/13/12	$3,000,000	$2,999,450	$2,999,450
Harris Corporation	0.400	04/12/12	2,000,000	1,999,755	1,999,755
Ryder System, Inc.	0.400	04/05/12	3,000,000	2,999,867	2,999,867
Total Short-Term Securities				$7,999,072	$7,999,072

Total Investments	109.48%			$291,813,904	$271,151,346
Other Assets	3.57				8,837,003
Liabilities	(13.05)				(32,304,707)
Total Net Assets	100.00%				$247,683,642

(A)  In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)  Non-income producing security.
(C)  Variable rate security; rate indicated is as of March 31, 2012.
(D)  Defaulted security; interest not accrued.
(E)  Illiquid security.  As of March 31, 2012, the value of these securities amounted to $231,732,822 or 93.56% of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Boards of Trustees.
^   Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 2.95%		BROADCASTING & ENTERTAINMENT - 0.08%
A E Company, Inc.	$366,847	HOP Entertainment LLC	$-
B E Aerospace, Inc.	930,750	Nexstar Broadcasting Group, Inc.	187,688
Merex Holding Corporation	1,546,687	Sundance Investco LLC	-
Visioneering, Inc.	1,345,401	Workplace Media Holding Company	-
Whitcraft Holdings, Inc.	3,128,730		187,688
	7,318,415	BUILDINGS & REAL ESTATE - 2.61%
AUTOMOBILE - 6.34%		K W P I Holdings Corporation	2,530,336
American Axle & Manufacturing Holding, Inc.	774,375	Sunrise Windows Holding Company	3,013,488
Audatex North America, Inc.	262,500	TruStile Doors, Inc.	217,254
Avis Budget Car Rental	819,375	Tutor Perini Corporation	707,000
Cooper-Standard Automotive	806,250		6,468,078
F H Equity LLC	3,253,789	CHEMICAL, PLASTICS & RUBBER -1.16%
International Automotive Component	326,250	Capital Specialty Plastics, Inc.	1,190,167
J A C Holding Enterprises, Inc.	2,265,417	Nicoat Acquisitions LLC	1,674,489
Jason Partners Holdings LLC	48,185		2,864,656
K & N Parent, Inc.	2,931,370	CONSUMER PRODUCTS - 9.25%
Nyloncraft, Inc.	800,703	Aero Holdings, Inc.	2,809,688
Ontario Drive & Gear Ltd.	1,828,381	Bravo Sports Holding Corporation	570,398
Pittsburgh Glass Works, LLC	69,650	Custom Engineered Wheels, Inc.	2,333,232
Qualis Automotive LLC	987,214	Handi Quilter Holding Company	1,526,416
Tomkins, Inc.	328,928	K N B Holdings Corporation	4,491,143
Visteon Corporation	203,000	Manhattan Beachwear Holding Company	2,955,874
	15,705,387	R A J Manufacturing Holdings LLC	1,589,156
BEVERAGE, DRUG & FOOD - 7.03%		Tranzonic Companies (The)	3,732,796
Eatem Holding Company	3,201,984	WP Supply Holding Corporation	2,890,063
F F C Holding Corporation	3,299,292		22,898,766
Golden County Foods Holding, Inc.	-	CONTAINERS, PACKAGING & GLASS -5.06%
Hospitality Mints Holding Company	2,720,444	Berry Plastics Corporation	500,000
Landry’s Restaurants, Inc.	183,769	Chase Packaging Corporation	477
Michael Foods, Inc.	82,406	Flutes, Inc.	459,192
Snacks Parent Corporation	2,933,626	P K C Holding Corporation	3,580,311
Spartan Foods Holding Company	2,174,550	P P T Holdings LLC	3,195,941
Specialty Commodities, Inc.	2,826,398	Paradigm Packaging, Inc.	1,594,391
	17,422,469	Pregis Corporation	1,005,600
		Tekni-Plex, Inc.	496,493
		Vitex Packaging Group, Inc.	1,691,297
			12,523,702

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

DISTRIBUTION - 2.55%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.17%
Duncan Systems, Inc.	$1,159,443	A S C Group, Inc.	$3,248,305
F C X Holdings Corporation	3,662,300	A W X Holdings Corporation	661,500
RM Holding Company	1,497,433	Advanced Technologies Holdings	1,238,106
	6,319,176	Affinia Group, Inc.	50,500
DIVERSIFIED/CONGLOMERATE,		Apex Analytix Holding Corporation	2,511,999
MANUFACTURING - 16.91%		Associated Diversified Services	1,834,867
A H C Holding Company, Inc.	2,974,523	Church Services Holding Company	1,482,631
Arrow Tru-Line Holdings, Inc.	1,294,108	Clough, Harbour and Associates	2,761,733
C D N T, Inc.	1,314,257	Crane Rental Corporation	2,213,798
F G I Equity LLC	4,163,529	ELT Holding Company	2,962,368
G C Holdings	3,060,000	Insurance Claims Management, Inc.	494,905
Harris Corporation	1,999,755	Mail Communications Group, Inc.	465,290
HGGC Citadel Plastics Holdings	2,956,702	Nexeo Solutions LLC	39,600
Ideal Tridon Holdings, Inc.	3,027,477	Northwest Mailing Services, Inc.	3,007,783
K P H I Holdings, Inc.	3,063,757	Pearlman Enterprises, Inc.	-
K P I Holdings, Inc.	2,605,689	Safety Infrastructure Solutions	2,235,167
LPC Holding Company	3,035,227		25,208,552
MEGTEC Holdings, Inc.	632,005	ELECTRONICS - 1.63%
Nortek, Inc.	7,698	Barcodes Group, Inc.	2,606,494
O E C Holding Corporation	1,449,805	Connecticut Electric, Inc.	1,433,582
Postle Aluminum Company LLC	5,159,611		4,040,076
Trimas Corporation	82,875	FINANCIAL SERVICES - 1.77%
Truck Bodies & Equipment International	2,194,064	Ally Financial	119,132
Xaloy Superior Holdings, Inc.	2,853,264	Community Choice Financial, Inc.	493,006
	41,874,346	DPC Holdings LLC	2,981,350
		Reynolds Group Escrow, LLC	793,125
			4,386,613

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2012
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 9.32%		MACHINERY - 6.95%
Alere, Inc.	$729,750	A S A P Industries LLC	$1,117,777
American Hospice Management Holding LLC	4,149,439	Arch Global Precision LLC	2,965,980
CHG Alternative Education Holding Company	2,348,973	E S P Holdco, Inc.	2,842,629
Healthcare Direct Holding Company	2,228,412	M V I Holding, Inc.	1,425,486
Marshall Physicians Services LLC	1,487,998	Motion Controls Holdings	3,209,233
SouthernCare Holdings, Inc.	3,032,438	NetShape Technologies, Inc.	1,557,270
Strata/WLA Holding Corporation	2,927,486	Pacific Consolidated Holdings LLC	567,445
Synteract Holdings Corporation	2,740,436	Power Services Holding Company	2,363,489
Touchstone Health Partnership	-	Supreme Industries, Inc.	400,371
Wheaton Holding Corporation	3,434,131	Thermadyne Holdings Corporation	768,750
	23,079,063		17,218,430

		MEDICAL DEVICES/BIOTECH - 5.35%
HOME & OFFICE FURNISHINGS, HOUSEWARES &		Chemtura Corporation	537,500
DURABLE CONSUMER PRODUCTS - 4.58%		Coeur, Inc.	1,361,419
Connor Sport Court International, Inc.	1,963,007	E X C Acquisition Corporation	47,946
H M Holding Company	342,550	ETEX Corporation	-
Home Décor Holding Company	514,691	Evertec, Inc.	636,188
Libbey Glass, Inc.	120,769	HCA Holdings, Inc.	1,033,750
Monessen Holding Corporation	-	Health Management Association	784,688
Quiksilver, Inc.	316,575	MedSystems Holdings LLC	1,312,763
Royal Baths Manufacturing Company	573,551	MicroGroup, Inc.	671,403
Spectrum Brands, Inc.	140,938	NT Holding Company	3,049,685
Stanton Carpet Holding Company	2,072,264	OakRiver Technology, Inc.	916,637
Transpac Holding Company	1,864,110	Precision Wire Holding Company	2,888,702
U-Line Corporation	1,156,955	TherOX, Inc.	-
U M A Enterprises, Inc.	727,217		13,240,681
Wellborn Forest Holding Company	1,549,125	MINING, STEEL, IRON & NON-PRECIOUS
	11,341,752	METALS - 1.65%
LEISURE, AMUSEMENT & ENTERTAINMENT- 0.00%		FMG Resources	765,000
Bally Total Fitness Holding Corporation	5	Glencore Funding LLC	2,999,450
		T H I Acquisition, Inc.	319,134
			4,083,584

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
March 31, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

NATURAL RESOURCES - 0.63%		TELECOMMUNICATIONS - 1.54%
Arch Coal, Inc.	$138,375	All Current Holding Company	$1,354,569
Georgia Gulf Corporation	210,900	CCO Holdings Capital Corporation	804,375
Headwaters, Inc.	826,625	Mediacom Broadband LLC	772,500
Intrepid Potash, Inc.	8,880	Sprint Nextel Corporation	892,500
SandRidge Energy, Inc.	367,200		3,823,944
	1,551,980	TRANSPORTATION - 1.6%
OIL & GAS - 4.83%		Huntington Ingalls Industries	803,438
Calumet Specialty Products Partners L.P.	780,000	NABCO, Inc.	156,250
Chaparral Energy, Inc.	1,045,000	Ryder System, Inc.	2,999,867
Coffeyville Resources LLC	57,780		3,959,555
Energy Transfer Equity LP	111,000	UTILITIES - 0.98%
Goodrich Petroleum Corporation	349,200	Calpine Corporation	800,625
Hilcorp Energy Company	783,000	Crosstex Energy L.P.	239,063
International Offshore Services LLC	1,275,000	Energy Future Holdings	434,000
MBWS Ultimate Holdco, Inc.	5,580,625	Inergy, L.P.	195,000
Northern Tier Energy LLC	735,750	NRG Energy, Inc.	755,625
Precision Drilling Corporation	785,625		2,424,313
Venoco, Inc.	457,500	WASTE MANAGEMENT/POLLUTION - 0.5%
	11,960,480	Clean Harbors, Inc.	63,150
PHARMACEUTICALS - 1.72%		Terra Renewal LLC	1,187,385
CorePharma LLC	3,321,199	Torrent Group Holdings, Inc.	-
Valeant Pharmaceuticals International	946,475		1,250,535
	4,267,674
PUBLISHING/PRINTING - 0.54%		Total Investments - 109.48%	$271,151,346
Newark Group, Inc.	259,422
Quebecor Media, Inc.	1,077,563
	1,336,985
RETAIL STORES - 0.19%
Pinnacle Foods Finance LLC	308,250
Rue21, Inc.	19,071
United Rentals, Inc.	141,563
	468,884
TECHNOLOGY - 1.59%
Fidelity National Information	138,750
First Data Corporation	865,938
Sencore Holding Company	-
Smart Source Holdings LLC	2,920,869
	3,925,557

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.	History	Determination of Fair Value

Babson Capital Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Effective December 16, 2011, the Trust’s name was changed to Babson Capital Corporate Investors. Prior to December 16, 2011, the Trust’s name was MassMutual Corporate Investors. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“CI Subsidiary Trust”) for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for determination of fair value under those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $231,732,822 (93.56% of net assets) as of March 31, 2012 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At March 31, 2012, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.  Fair Value Measurements:

Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple.

Both the company’s EBITDA and valuation multiple are considered significant unobservable inputs. Significant increases/ (decreases) to the company’s trailing twelve months EBITDA and/or the valuation multiple would result in significant increases/(decreases) to the equity value.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of March 31, 2012.

	Valuation	Unobservable
	Technique	Inputs	Range

Corporate	Discounted	Probability of	-1.00% to
Bonds	Cash Flows	Default	+1.00%

		Credit Adjustments	+0.25% to
-0.75%

Equity	Market	Valuation	3.2x to
Securities	Approach	Multiple	9.9x

		Discount for lack	0% to
		of marketability	5%

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of March 31, 2012:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$196,367,082	$-	$7,655,174	$188,711,908
Common Stock - U.S.	19,864,183	-	-	19,864,183
Preferred Stock	9,847,708	-	119,132	9,728,576
Partnerships and LLCs	13,428,155	-	-	13,428,155
Public Securities
Corporate Bonds	23,208,644	-	23,208,644	-
Common Stock - U.S.	436,502	436,497	-	5
Short-term Securities	7,999,072	-	7,999,072	-

Total	$271,151,346	$436,497	$38,982,022	$231,732,827

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2011	earnings	Purchases	Sales	Prepayments	out of Level 3	03/31/2012

Restricted Securities
Corporate Bonds	$190,217,815	$(568,003)	$15,641,308	$(5,253,776)	$(11,325,436)	$-	$188,711,908
Common Stock - U.S.	21,607,181	(132,804)	1,134,180	(2,744,374)	-	-	19,864,183
Preferred Stock	12,275,194	(1,487,099)	370,796	(1,430,315)	-	-	9,728,576
Partnerships and LLCs	13,205,570	222,585	-	-	-	-	13,428,155
Public Securities
Common Stock	7	(2)	-	-	-	-	5
	$237,305,767	$(1,965,233)	$17,146,284	$(9,428,465)	$(11,325,436)	$-	$231,732,827

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held

Interest (Amortization)	366,353	-

Net realized gain on
investments before taxes	2,137,334	-

Net change in unrealized
depreciation of investments
before taxes.	(4,469,010)	(1,421,455)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

B.     Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:
The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2012, the CI Subsidiary Trust has incurred income tax expense of $175.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2012, the CI Subsidiary Trust has a deferred tax liability of $1,101,499.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the three months ended March 31, 2012.

E.     Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Services Contract

A.     Services:
Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.     Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

4.	Senior Indebtedness

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2012, the Trust incurred total interest expense on the Note of $396,295.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5.  Purchases and Sales of Investments

	For the three months ended 03/31/2012
		Proceeds
	Cost of	from
	Investments	Sales or
	Acquired	Maturities

Corporate restricted securities	$15,914,343	$21,285,449

Corporate public securities	—	451,013

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of March 31, 2012. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of March 31, 2012 is $20,662,558 and consists of $24,378,943 appreciation and $45,041,501 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $1,101,499 on net unrealized gains on the CI Subsidiary Trust.

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Babson Capital Corporate Investors

MEMBER OF THE BOARD OF TRUSTEES

Donald Glickman
Robert E. Joyal
William J. Barrett
Michael H. Brown*
Donald E. Benson*
Clifford M. Noreen
Martin T. Hart
Maleyne M. Syracuse*
Edward P. Grace III
Susan B. Sweeney

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Babson Capital Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by fiilling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.